Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

Note 13 — Stockholders’ Equity

Preferred stock

In 1992, the Company authorized 2.5 million shares of no par preferred stock. The Board has the authority to fix the rights, preferences, privileges and restrictions, including but not limited to, dividend rates, conversion and voting rights, terms and prices of redemptions and liquidation preferences without vote or action by the stockholders. On December 2, 2009 the Company issued 200,000 shares of Mandatorily Redeemable Preferred Stock in connection with Arrow acquisition. The Mandatorily Redeemable Preferred Stock was redeemed for cash of $200.0 million on December 2, 2012. (For additional information on the Mandatorily Redeemable Preferred Stock refer to “NOTE 10 — Long-Term Debt”).

Stock option plans

The Company has adopted several stock option plans, all of which have been approved by the Company’s shareholders that authorize the granting of options to purchase the Company’s common shares subject to certain conditions. At December 31, 2012, the Company had reserved 7.7 million of its common shares for issuance upon exercise of options granted or to be granted under these plans and for restricted stock grants (see discussion below). The option award plans require options to be granted at the fair value of the shares underlying the options at the date of the grant and generally become exercisable over periods ranging from three to five years and expire in ten years. No additional options have been granted under any of these plans.

A summary of the Company’s stock option plans consisted of the following (options and aggregate intrinsic value in millions):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2011	1.7	$31.74
Granted	—	—
Exercised	(0.6)	32.18
Cancelled	—	—

Outstanding, December 31, 2012	1.1	$31.50	3.1	$62.1

Vested and expected to vest at December 31, 2012	1.1	$31.50	3.1	$62.1

Options exercisable at December 31, 2012	1.1	$31.50	3.1	$62.1

As of December 31, 2012, the stock options were completely expensed. Total intrinsic value of options exercised for the year ended December 31, 2012 and 2011 was $24.4 million and $24.3 million, respectively.

Restricted Stock Plan

Beginning in 2005, the Compensation Committee of the Board authorized and issued restricted stock to the Company’s Participants under the Company’s equity compensation plans. The restricted stock award program offers Participants the opportunity to earn shares of our common stock over time, rather than options that give Participants the right to purchase stock at a set price. Restricted stock and restricted stock unit awards are grants that entitle the holder to shares of common stock subject to certain terms. Actavis’ restricted stock and restricted stock unit awards generally have restrictions lapse over a one- to four-year period. Restrictions generally lapse for non-employee directors after one year. Restrictions generally lapse for employees over a two- to four-year period. Certain restricted stock units are performance-based awards issued at a target number, subject to adjustments up or down based upon achievement of certain financial targets. The fair value of restricted stock grants is based on the fair market value of our common stock on the respective grant dates. Restricted stock compensation is being amortized and charged to operations over the same period as the restrictions lapse for the Participants.

A summary of the changes in restricted stock grants during the year ended December 31, 2012 is presented below (shares and aggregate intrinsic value in millions):

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Restricted shares outstanding at December 31, 2011	2.5	$44.37	1.5	$110.8
Granted	0.9	66.03		64.9
Vested	(0.7)	62.84		(46.9)
Cancelled	(0.1)	51.49		(6.0)

Restricted shares outstanding at December 31, 2012	2.6	$46.92	1.4	$122.8

As of December 31, 2012, the Company had $51.3 million of total unrecognized compensation expense, net of estimated forfeitures, related to restricted stock grants, which will be recognized over the remaining weighted average period of 1.4 years.

Stock Repurchases

During the years ended December 31, 2012 and 2011, the Company repurchased approximately 0.3 million each of its common stock surrendered to the Company to satisfy tax withholding obligations in connection with the exercise and sale of stock options or vesting of restricted stock issued to employees for total consideration of $16.1 million and $14.2 million, respectively.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at December 31, 2012 consists of unrealized gains on securities of $0.1 million and foreign currency translation gain of $36.7 million. Accumulated other comprehensive income (loss) at December 31, 2011 consists of unrealized gains on securities of $0.1 million and foreign currency translation adjustments of ($76.6) million.